UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21517
                                                    ----------------------------

           FIRST TRUST/VALUE LINE(R) & IBBOTSON EQUITY ALLOCATION FUND
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                W. Scott Jardine
                           First Trust Portfolios L.P.
                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 630-241-4141
                                                           -------------

                         Date of fiscal year end: MAY 31
                                                 -------

                   Date of reporting period: NOVEMBER 30, 2006
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                   FIRST TRUST/VALUE LINE(R) & IBBOTSON EQUITY
                                 ALLOCATION FUND
                               SEMI-ANNUAL REPORT
                   FOR THE SIX MONTHS ENDED NOVEMBER 30, 2006

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------
        FIRST TRUST/VALUE LINE(R) & IBBOTSON EQUITY ALLOCATION FUND (FVI)
                                NOVEMBER 30, 2006



Shareholder Letter ........................................................... 1
Statement of Assets and Liabilities .......................................... 2
Statement of Operations ...................................................... 3
Statements of Changes in Net Assets .......................................... 4
Financial Highlights ......................................................... 5
Notes to Financial Statements ................................................ 6
Additional Information ....................................................... 9
        Dividend Reinvestment Plan
        Proxy Voting Policies and Procedures
        Portfolio Holdings
        By-Law Amendments

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------
        FIRST TRUST/VALUE LINE(R) & IBBOTSON EQUITY ALLOCATION FUND (FVI)
                               SEMI-ANNUAL REPORT
                                NOVEMBER 30, 2006


Dear Shareholders:

We are pleased to provide you with this final shareholder report for First Trust/Value Line(R) & Ibbotson Equity Allocation Fund (the "Fund"). In accordance with the Plan of Termination, Liquidation, and Dissolution adopted by the Fund's Board of Trustees, the Fund's shares ceased trading on the American Stock Exchange on November 30, 2006 and the property of the Fund was distributed to shareholders in the form of a cash distribution of $23.42 per share on December 8, 2006. The enclosed report covers the six-month period ending November 30, 2006, by which date substantially all of the Fund's investment portfolio was held in cash, pending distribution to shareholders.

We appreciate your investment in the Fund and look forward to providing other products to meet your investment needs.

Sincerely,

/SIG/ JAMES A. BOWEN
James A. Bowen
President of the First Trust/Value Line(R) & Ibbotson Equity Allocation Fund January 17, 2007

FIRST TRUST/VALUE LINE(R) & IBBOTSON EQUITY ALLOCATION FUND
STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 2006 (UNAUDITED)

ASSETS:
Cash ...................................................................................................    $    152,295,965
Receivables:
        Interest: ......................................................................................              61,468
        Dividends ......................................................................................             202,851
                                                                                                            -----------------
        Total Assets ...................................................................................         152,560,284
                                                                                                            -----------------
LIABILITIES:
Payables:
        Audit and legal fees ...........................................................................             165,573
        Investment advisory fees .......................................................................              80,683
        License fees ...................................................................................              55,952
        Administrative fees ............................................................................              12,413
        Printing fees ..................................................................................              11,494
        Custodian fees .................................................................................               3,458
Accrued expenses .......................................................................................              10,643
                                                                                                            -----------------
        Total Liabilities ..............................................................................             340,216
                                                                                                            -----------------
NET ASSETS .............................................................................................    $    152,220,068
                                                                                                            =================
NET ASSETS CONSIST OF:
        Undistributed net investment income ............................................................    $        191,392
        Accumulated net realized gain on investments sold and foreign currency transactions ............          28,096,744
        Par value ......................................................................................              65,052
        Paid-in capital ................................................................................         123,866,880
                                                                                                            -----------------
        Total Net Assets ...............................................................................    $    152,220,068
                                                                                                            =================
NET ASSET VALUE, per Common Share (par value $0.01 per Common Share) ...................................    $          23.40
                                                                                                            =================
Number of Common Shares outstanding (unlimited number of Common Shares has been authorized) ............           6,505,236
                                                                                                            =================


Page 2                    See Notes to Financial Statements.

FIRST TRUST/VALUE LINE(R) & IBBOTSON EQUITY ALLOCATION FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 2006 (UNAUDITED)


INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $18,107) ..............................................    $  1,145,969
                                                                                                        -------------
        Total investment income ....................................................................       1,145,969
                                                                                                        -------------
EXPENSES:
        Investment advisory fees ...................................................................         471,466
        Audit and legal fees .......................................................................         157,996
        License fees ...............................................................................         151,886
        Administration fees ........................................................................          72,534
        Transfer agent fees ........................................................................          17,509
        Trustees' fees and expenses ................................................................          15,326
        Custodian fees .............................................................................          10,420
        Printing fees ..............................................................................           2,604
        Other ......................................................................................          19,278
                                                                                                        -------------
        Total expenses .............................................................................         919,019
                                                                                                        -------------
NET INVESTMENT INCOME ..............................................................................         226,950
                                                                                                        -------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY
  TRANSACTIONS:
Realized gain/(loss) from:
        Security transactions ......................................................................      16,870,033
        Foreign currency transactions ..............................................................              41
                                                                                                        -------------
Net realized gain on investments and foreign currency transactions during the period ...............      16,870,074
                                                                                                        -------------
Change in unrealized appreciation/(depreciation) of:
        Investments ................................................................................     (10,812,017)
        Foreign currency transactions ..............................................................               2
                                                                                                        -------------
Net change in unrealized depreciation of investments and foreign currency transactions
during the period ..................................................................................     (10,812,015)
                                                                                                        -------------
Net realized and unrealized gain on investments ....................................................       6,058,059
                                                                                                        -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................................    $  6,285,009
                                                                                                        =============

                    See Notes to Financial Statements.                    Page 3

FIRST TRUST/VALUE LINE(R) & IBBOTSON EQUITY ALLOCATION FUND
STATEMENTS OF CHANGES IN NET ASSETS


                                                                                                          SIX MONTHS
                                                                                                             ENDED          YEAR
                                                                                                          11/30/2006        ENDED
                                                                                                         (UNAUDITED)      5/31/2006
                                                                                                        -------------  -------------
OPERATIONS:
Net investment income ..............................................................................    $    226,950   $    333,345
Net realized gain on investments and foreign currency transactions during the period ...............      16,868,842     31,601,648
Net change in unrealized depreciation of securities and foreign currency transactions
  during the period ................................................................................     (10,810,783)    (4,023,789)
                                                                                                        -------------  -------------
Net increase in net assets resulting from operations ...............................................       6,285,009     27,911,204

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income ..............................................................................        (130,104)      (260,210)
Net realized gains .................................................................................      (8,131,545)   (28,818,195)
                                                                                                        -------------  -------------
Total distributions to shareholders ................................................................      (8,261,649)   (29,078,405)
                                                                                                        -------------  -------------
Net decrease in net assets .........................................................................      (1,976,640)    (1,167,201)

NET ASSETS:
Beginning of period ................................................................................     154,196,708    155,363,909
                                                                                                        -------------  -------------
End of period ......................................................................................    $152,220,068   $154,196,708
                                                                                                        =============  =============
Undistributed net investment income at end of period ...............................................    $    191,392   $     94,546
                                                                                                        =============  =============

Page 4                    See Notes to Financial Statements.

FIRST TRUST/VALUE LINE(R) & IBBOTSON EQUITY ALLOCATION FUND
FINANCIAL HIGHLIGHTS
FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                              SIX MONTH
                                                                ENDED            YEAR           YEAR       PERIOD
                                                              11/30/2006        ENDED          ENDED        ENDED
                                                             (UNAUDITED)      5/31/2006      5/31/2005    5/31/2004*
                                                             -----------      ----------     ----------   ----------
Net asset value, beginning of period ......................  $    23.70       $   23.88      $   19.13    $   19.10 (c)
                                                             -----------      ----------     ----------   ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income/(loss) ..............................        0.04            0.05           0.04        (0.01)
Net realized and unrealized gain on investments ...........        0.93            4.24           4.73         0.08
                                                             -----------      ----------     ----------   ----------
Total from investment operations ..........................        0.97            4.29           4.77         0.07
                                                             -----------      ----------     ----------   ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income .....................................       (0.02)          (0.04)         (0.02)       --
Net realized gains ........................................       (1.25)          (4.43)         --           --
                                                             -----------      ----------     ----------   ----------
Total from distributions ..................................       (1.27)          (4.47)         (0.02)       --
                                                             -----------      ----------     ----------   ----------
Common Shares offering costs charged to paid-in capital ...       --              --             --           (0.04)
                                                             -----------      ----------     ----------   ----------
Net asset value, end of period ............................  $    23.40       $   23.70      $   23.88    $   19.13
                                                             ===========      ==========     ==========   ==========
Market value, end of period ...............................  $    23.34       $   21.20      $   20.54    $   17.20
                                                             ===========      ==========     ==========   ==========
TOTAL RETURN BASED ON NET ASSET VALUE (A)+ ................        5.10%          21.48%         24.96%        0.16%
                                                             ===========      ==========     ==========   ==========
TOTAL RETURN BASED ON MARKET VALUE (B)+ ...................       17.19%          26.33%         19.54%      (14.00)%
                                                             ===========      ==========     ==========   ==========
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ......................  $  152,220       $ 154,197      $ 155,364    $ 124,429
Ratio of net expenses to average net assets ...............        1.27%**         1.04%          1.05%        1.68%**
Ratio of total expenses to average net assets .............        1.27%**         1.11%          1.13%        1.68%**
Ratio of net investment income/(loss) to average net assets        0.31%**         0.21%          0.16%       (0.52)%**
Portfolio turnover rate ...................................          85%            164%           163%           3%

--------------------------------------------------
*   The Fund commenced operations on April 16, 2004.
**  Annualized.
(a) Total return based on net asset value is the combination of reinvested dividend distributions and reinvested capital gains distributions, if any, at prices obtained by the Dividend Reinvestment Plan, and changes in net asset value per share and does not reflect sales load.
(b) Total return based on market value is the combination of reinvested dividend distributions and reinvested capital gains distributions, if any, at prices obtained by the Dividend Reinvestment Plan, and changes in Common Share market price per share, all based on Common Share market price per share.
(c) Net of sales load of $0.90 per Common Share on initial offering.
+   Total return is not annualized for periods less than one year.

                    See Notes to Financial Statements.                    Page 5

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
           FIRST TRUST/VALUE LINE(R) & IBBOTSON EQUITY ALLOCATION FUND
                          NOVEMBER 30, 2006 (UNAUDITED)


                              1. FUND DESCRIPTION

First Trust/Value Line(R) & Ibbotson Equity Allocation Fund (the "Fund") is a diversified, closed-end management investment company organized as a Massachusetts business trust on February 20, 2004, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). Until November 30, 2006, the Fund traded under the ticker symbol FVI on the American Stock Exchange.

The Fund's investment objective is to provide capital appreciation. The Fund seeks to outperform the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index") by investing in a diversified portfolio of the common stocks selected through the application of a disciplined investment strategy implemented by the Fund's investment advisor, First Trust Advisors L.P. ("First Trust"). There can be no assurance that the Fund's investment objective will be achieved.

In accordance with the Plan of Termination, Liquidation, and Dissolution adopted by the Fund's Board of Trustees, the Fund's shares ceased trading on the American Stock Exchange on November 30, 2006 and the property of the Fund was distributed to shareholders in the form of a cash distribution of $23.42 per share on December 8, 2006. The enclosed report covers the six-month period ended November 30, 2006, by which date substantially all of the Fund's investment portfolio was held in cash, pending distribution to the shareholders.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION:

The Fund determines the net asset value ("NAV") of its shares daily, as of the close of regular session trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Fund's Board of Trustees. Portfolio securities listed on any exchange other than the NASDAQ National Market ("NASDAQ") are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the closing bid prices. Short-term investments that mature in less than 60 days are valued at amortized cost.

Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the NYSE. Occasionally, events affecting the value of such securities may occur between such times and the close of the NYSE that will not always be reflected in such securities' value. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures adopted by the Fund's Board of Trustees. All securities and other assets of the Fund denominated in foreign currencies will be converted to U.S. dollars using exchange rates in effect at the time of valuation.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income on such securities is not accrued until settlement date. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------
           FIRST TRUST/VALUE LINE(R) & IBBOTSON EQUITY ALLOCATION FUND
                          NOVEMBER 30, 2006 (UNAUDITED)

C. FOREIGN CURRENCY:

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investment securities and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses which result from changes in foreign currency exchange rates have been included in "Net change in unrealized depreciation of foreign currency transactions" on the Statement of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in "Net realized gain on foreign currency transactions" on the Statement of Operations.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

Dividends from net investment income, if any, of the Fund are declared and paid semi-annually or as the Board of Trustees may determine from time to time. Distributions of any net capital gains earned by the Fund are distributed at least annually. Distributions will automatically be reinvested into additional Common Shares pursuant to the Fund's Dividend Reinvestment Plan unless cash distributions are elected by the shareholder.

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund.

The tax character of distributions paid during the fiscal years ended May 31, 2006 and May 31, 2005 is as follows:

Distributions paid from:

                                                       2006              2005
                                                       ----              ----

Ordinary Income ...........................     $  24,980,107        $   130,104
Long-Term Capital Gains ...................         4,098,298        $   --

As of May 31, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income .............     $  10,106,877
Undistributed Long-Term Capital Gains .....     $   9,346,075
Net Unrealized Appreciation ...............     $  10,812,015

E. INCOME TAXES:

The Fund intends to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and by distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal or state income taxes.

F. EXPENSES:

The Fund pays all expenses directly related to its operations. First Trust has entered into a non-exclusive license agreement with Value Line(R) Publishing, Inc. which allows for the use by First Trust of the Value Line(R) TimelinessTM, Safety and Technical Ranking Systems and certain trademarks and trade names of Value Line(R) Publishing, Inc. The Fund is a sub-licensee to this license agreement. In exchange, Value Line(R) Publishing, Inc. receives an annual fee, payable on a quarterly basis, equal to 0.15% of the Fund's gross daily assets. This license fee is paid by the Fund to First Trust, which in turn pays Value Line(R) Publishing, Inc. The terms of the license agreement provide that it will be automatically renewed for successive one year terms unless either party elects not to renew the agreement.

First Trust has entered into a non-exclusive licensing and services agreement and a related work order with Ibbotson Associates, Inc. ("Ibbotson") which allows for the use by First Trust of the Ibbotson name for inclusion in the name of the Fund and in connection with the promotion, offering, operation and marketing of the Fund. In addition, Ibbotson performs certain other services for First Trust under the terms of the agreement. In exchange, Ibbotson receives an annual fee, payable quarterly, based upon the aggregate net assets under management of the Fund. The annual fee is 0.05% of all assets under management of the Fund, with a minimum annual fee of $50,000

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------
           FIRST TRUST/VALUE LINE(R) & IBBOTSON EQUITY ALLOCATION FUND
                          NOVEMBER 30, 2006 (UNAUDITED)

for services rendered. The annual fee is paid by the Fund to First Trust, which in turn pays Ibbotson. The terms of the agreement provide that it shall remain in effect for a minimum of twenty-four (24) months from the date of execution of the agreement unless terminated earlier in accordance with the terms of the agreement.

G. NEW ACCOUNTING PRONOUNCEMENTS:

In July 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This pronouncement provides guidance on the recognition, measurement, classification, and disclosures related to uncertain tax positions, along with any related interest and penalties. FIN 48 is effective for fiscal years beginning after December 15, 2006. At this time, management is evaluating the implications of FIN 48 and its impact on the financial statements has not yet been determined.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157 Fair Value Measurements ("SFAS 157") was issued by the FASB and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

          3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

First Trust is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. First Trust serves as investment advisor to the Fund pursuant to an Investment Management Agreement. First Trust is responsible for the ongoing monitoring of the Fund's investment portfolio, managing the Fund's business affairs and certain administrative services necessary for the management of the Fund. For these services, First Trust is entitled to a monthly fee calculated at an annual rate of 0.65% of the Fund's average daily net assets.

PFPC Inc. ("PFPC"), an indirect, majority-owned subsidiary of The PNC Financial Services Group, Inc., serves as the Fund's Administrator and Transfer Agent in accordance with certain fee arrangements. PFPC Trust Company, also an indirect, majority-owned subsidiary of The PNC Financial Services Group, Inc., serves as the Fund's Custodian in accordance with certain fee arrangements.

The Fund pays each Trustee who is not an officer or employee of First Trust or any of their affiliates an annual retainer of $10,000, which includes compensation for all board and committee meetings. Trustees are also reimbursed for travel and out-of-pocket expenses in connection with all meetings.

                      4. PURCHASES AND SALES OF SECURITIES

Cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the six months ended November 30, 2006, were $124,533,569 and $283,507,909, respectively.

                              5. SUBSEQUENT EVENTS

On November 30, 2006, the Fund declared a special liquidating distribution of $23.42 per share to Common Shareholders of record November 30, 2006, payable December 8, 2006.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
           FIRST TRUST/VALUE LINE(R) & IBBOTSON EQUITY ALLOCATION FUND
                          NOVEMBER 30, 2006 (UNAUDITED)

                           DIVIDEND REINVESTMENT PLAN

The Fund's Dividend Reinvestment Plan was terminated in connection with the liquidation of the Fund. The following information describes the Dividend Reinvestment Plan that was in effect prior to the Fund's liquidation.

If your Common Shares are registered directly with the Fund or if you hold your Common Shares with a brokerage firm that participates in the Fund's Dividend Reinvestment Plan (the "Plan"), unless you elect, by written notice to the Fund, to receive cash distributions, all dividends, including any capital gain distributions, on your Common Shares will be automatically reinvested by PFPC Inc. (the "Plan Agent"), in additional Common Shares under the Plan. If you elect to receive cash distributions, you will receive all distributions in cash paid by check mailed directly to you by PFPC Inc., as dividend paying agent.

If you decide to participate in the Plan, the number of Common Shares you will receive will be determined as follows:

         (1) If Common Shares are trading at or above net asset value ("NAV") at the time of valuation, the Fund will issue new shares at a price equal to the greater of (i) NAV per Common Share on that date or
             (ii) 95% of the market price on that date.

         (2) If Common Shares are trading below NAV at the time of valuation, the Plan Agent will receive the dividend or distribution in cash and will purchase Common Shares in the open market, on the American Stock Exchange or elsewhere, for the participants' accounts. It is possible that the market price for the Common Shares may increase before the Plan Agent has completed its purchases. Therefore, the average purchase price per share paid by the Plan Agent may exceed the market price at the time of valuation, resulting in the purchase of fewer shares than if the dividend or distribution had been paid in Common Shares issued by the Fund. The Plan Agent will use all dividends and distributions received in cash to purchase Common Shares in the open market within 30 days of the valuation date except where temporary curtailment or suspension of purchases is necessary to comply with federal securities laws. Interest will not be paid on any uninvested cash payments.

You may elect to opt-out of or withdraw from the Plan at any time by giving written notice to the Plan Agent, or by telephone at(800) 331-1710, in accordance with such reasonable requirements as the Plan Agent and Fund may agree upon. If you withdraw or the Plan is terminated, you will receive a certificate for each whole share in your account under the Plan and you will receive a cash payment for any fraction of a share in your account. If you wish, the Plan Agent will sell your shares and send you the proceeds, minus brokerage commissions.

The Plan Agent maintains all Common Shareholders' accounts in the Plan and gives written confirmation of all transactions in the accounts, including information you may need for tax records. Common Shares in your account will be held by the Plan Agent in non-certificated form. The Plan Agent will forward to each participant any proxy solicitation material and will vote any shares so held only in accordance with proxies returned to the Fund. Any proxy you receive will include all Common Shares you have received under the Plan.

There is no brokerage charge for reinvestment of your dividends or distributions in Common Shares. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases.

Automatically reinvesting dividends and distributions does not mean that you do not have to pay income taxes due upon receiving dividends and distributions. Capital gains and income are realized, although cash is not received by you. Consult your financial advisor for more information.

If you hold your Common Shares with a brokerage firm that does not participate in the Plan, you will not be able to participate in the Plan and any dividend reinvestment may be effected on different terms than those described above.

The Fund reserves the right to amend or terminate the Plan if in the judgment of the Board of Trustees the change is warranted. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants. Additional information about the Plan may be obtained by writing PFPC Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809.
--------------------------------------------------------------------------------
                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Fund uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's website at http://www.sec.gov.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION - (CONTINUED)
--------------------------------------------------------------------------------
           FIRST TRUST/VALUE LINE(R) & IBBOTSON EQUITY ALLOCATION FUND
                          NOVEMBER 30, 2006 (UNAUDITED)

                               PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available (1) by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling 1-800-SEC-0330.

                               BY-LAW AMENDMENTS

On December 12, 2005 and again on June 12, 2006, the Board of Trustees of the Fund approved certain changes to the By-Laws of the Fund which may have the effect of delaying or preventing a change in control of the Fund. The changes were not required to be, and were not, approved by the Fund's Shareholders. To receive a copy of the amended By-Laws, investors may call the Fund at
(800) 988-5891.

                      This Page Left Blank Intentionally.

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) Not applicable.

(b) There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the Registrant's most recently filed annual report on Form N-CSR.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

   (a)(1) Not applicable.

   (a)(2) Certifications  pursuant  to Rule  30a-2(a)  under  the  1940  Act and
          Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

   (a)(3) Not applicable.

   (b)    Certifications  pursuant  to Rule  30a-2(b)  under  the  1940  Act and
          Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) FIRST TRUST/VALUE LINE(R) & IBBOTSON EQUITY ALLOCATION FUND

By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date              JANUARY 18, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date              JANUARY 18, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ MARK R. BRADLEY
                         -------------------------------------------------------
                           Mark R. Bradley, Treasurer, Controller, Chief Financial Officer and Chief Accounting Officer (principal financial officer)

Date              JANUARY 18, 2007
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.